Segment Reporting (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Income loss before income tax expense		$ (1,976,046)	$ 2,447,690
Total assets		109,812,830	162,485,391
Landsea Homes [Member]
Segment Reporting Information [Line Items]
Total revenue		734,608,000	630,988,000	$ 378,617,000
Income loss before income tax expense		(12,165,000)	28,550,000	41,319,000
Total assets		895,764,000	839,217,000
Landsea Homes [Member] | ARIZONA
Segment Reporting Information [Line Items]
Total revenue		320,691,000	40,024,000	0
Income loss before income tax expense		9,325,000	(3,927,000)	(547,000)
Total assets		268,141,000	100,086,000
Landsea Homes [Member] | CALIFORNIA
Segment Reporting Information [Line Items]
Total revenue		413,917,000	590,964,000	378,617,000
Income loss before income tax expense		10,131,000	53,019,000	38,840,000
Total assets		409,705,000	542,774,000
Landsea Homes [Member] | NEW YORK
Segment Reporting Information [Line Items]
Total revenue	[1]	0	0	0
Income loss before income tax expense	[1]	(19,764,000)	(13,225,000)	8,631,000
Total assets		120,168,000	153,123,000
Landsea Homes [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Income loss before income tax expense		(11,857,000)	(7,317,000)	$ (5,605,000)
Total assets		$ 97,750,000	$ 43,234,000

[1]	The Metro New York reportable segment does not currently have any active selling communities. Included in pretax (loss) income is $16.4 million loss, $7.9 million loss, and $13.0 million income from unconsolidated joint ventures for the years ended December 31, 2020, 2019 and 2018, respectively.